INTANGIBLE ASSETS - Useful Life (Details) - Other	6 Months Ended
Jun. 30, 2023
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Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	4 years
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Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	88 years